Related parties (Details) - EUR (€) € in Millions		3 Months Ended
	Jan. 02, 2020	Mar. 31, 2021	Mar. 31, 2020
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1
Ordinary shares | Founder Entities
Disclosure of transactions between related parties [line items]
Founder preferred shares annual dividend amount (in shares)	3,875,036
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.4	€ 0.5